Trade Notes and Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Trade Notes and Accounts Receivable, Net
10.
TRADE NOTES AND ACCOUNTS RECEIVABLE, NET

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Trade notes and accounts receivable	$25,552	$26,037
Less: Loss allowance	(1,605)	(1,365)
	$23,947	$24,672

The main credit terms range from 30 to 90 days.

The Company serves a large consumer base for telecommunications business; therefore, the concentration of credit risk is limited. When having transactions with customers, the Company considers the record of arrears in the past. In addition, the Company may also collect some telecommunication charges in advance to reduce the payment arrears in subsequent periods.

The Company adopted a policy of dealing with counterparties with certain credit ratings for project business and to obtain collateral where necessary to mitigate the risk of loss arising from defaults. Credit rating information is provided by independent rating agencies where available and, if such credit rating information is not available, the Company uses other publicly available financial information and its own historical transaction experience to rate its major customers. The Company continues to monitor the credit exposure and credit ratings of its counterparties and spread the credit risk amongst qualified counterparties.

In order to mitigate credit risk, the management of the Company has delegated a team responsible for determining credit limits, credit approvals and other monitoring procedures to ensure the recoverability of receivables. In addition, the Company reviews the recoverable amount of receivables at balance sheet dates to ensure that adequate allowance is provided for possible irrecoverable amounts. In this regard, the management believes the Company’s credit risk could be reasonably reduced.

The Company applies the simplified approach to recognize expected credit losses prescribed by IFRS 9, which permits the use of lifetime expected loss provision for receivables. The expected credit losses on receivables are estimated using a provision matrix by reference to past default experience of the customers and an analysis of the customers’ current financial positions, as well as the forward-looking indicators such as macroeconomic business indicators.

When there is evidence indicating that the counterparty is in evasion, bankruptcy, deregistration or the accounts receivable are over two years past due and the recoverable amount cannot be reasonable estimated, the Company writes off the trade notes and accounts receivable. For accounts receivable that have been written off, the Company continues to engage in enforcement activity to attempt to recover the receivables due. Where recoveries are made, these are recognized in profit or loss.

Except for receivables arising from telecommunications business and project business, the Company’s remaining accounts receivable are limited. Therefore, only Chunghwa’s provision matrix arising from telecommunications business and project business is disclosed below:

December 31, 2021

	Not Past Due	Past Due Less than 30 Days	Pass Due 31 to 60 Days	Pass Due 61 to 90 Days	Pass Due 91 to 120 Days	Pass Due 121 to 180 Days	Pass Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-1%	1%-22%	3%-62%	11%-80%	25%-90%	49%-97%	100%
Gross carrying amount	$16,411	$282	$82	$45	$31	$31	$603	$17,485
Loss allowance (Lifetime ECL)	(51)	(23)	(29)	(30)	(25)	(28)	(603)	(789)
Amortized cost	$16,360	$259	$53	$15	$6	$3	$—	$16,696

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$3,988	$—	$7	$14	$—	$2	$770	$4,781
Loss allowance (Lifetime ECL)	(8)	—	(1)	(4)	—	(1)	(770)	(784)
Amortized cost	$3,980	$—	$6	$10	$—	$1	$—	$3,997

December 31, 2022

	Not Past Due	Past Due Less than 30 Days	Pass Due 31 to 60 Days	Pass Due 61 to 90 Days	Pass Due 91 to 120 Days	Pass Due 121 to 180 Days	Pass Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-1%	1%-20%	3%-64%	11%-80%	25%-90%	45%-96%	100%
Gross carrying amount	$17,163	$310	$87	$33	$28	$34	$599	$18,254
Loss allowance (Lifetime ECL)	(50)	(22)	(20)	(21)	(20)	(29)	(599)	(761)
Amortized cost	$17,113	$288	$67	$12	$8	$5	$—	$17,493

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$3,798	$119	$11	$53	$1	$2	$547	$4,531
Loss allowance (Lifetime ECL)	(3)	(6)	(1)	(16)	(1)	(1)	(547)	(575)
Amortized cost	$3,795	$113	$10	$37	$—	$1	$—	$3,956

Note a: Please refer to Notes 43 for the information of disaggregation of telecommunications service revenue. The expected credit loss rate applicable to different business revenue varies so as to reflect the risk level indicating by factors like historical experience.

Note b: The project business has different loss types according to the customer types. The expected credit loss rate listed above is for general customers. When the customer is a government-affiliated entity, it is anticipated that there will not be an instance of credit loss. Customers with past history of bounced checks or accounts receivable exceeding six months overdue are classified as high-risk customers, with an expected credit loss rate of 50%, increasing by period as the days overdue increase.

Movements of loss allowance for trade notes and accounts receivable were as follows:

	Year Ended December 31
	2021	2022
	NT$	NT$
	(In Millions)
Beginning balance	$2,154	$1,605
Add: Provision for credit loss	123	109
Less: Amounts written off	(672)	(349)
Ending balance	$1,605	$1,365